SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
Computers and peripheral equipment	33%
Office furniture and equipment	6% to 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods
	Year Ending December 31,
	2026	2027	2028 and thereafter
Products	$152	$-	$-
Services	38,091	9,768	9,930
	$38,243	$9,768	$9,930

Schedule of significant changes in the deferred revenue
	Year Ended December 31,
	2025	2024
Balance at the beginning of the year	$57,497	$55,730
Revenue recognized	(42,691)	(26,586)
Increase in deferred revenues	43,134	28,353
Balance at the end of the year	57,940	57,497
Less - current portion at the end of the year	(38,243)	(38,438)
Long-term portion at the end of the year	$19,697	$19,059

Schedule of components of AOCI
	Gains (losses) on AFS marketable securities	Gains (losses) on cash flow hedges	Total
Balance as of January 1, 2025	$(1,050)	$2,164	$1,114
Other comprehensive gains (loss) before reclassifications, net of tax	817	10,662	11,479
Amounts reclassified from AOCI	-	(6,177)	(6,177)
Other comprehensive income, net of tax	817	4,485	5,302
Balance as of December 31, 2025	$(233)	$6,649	$6,416

	Year Ended December 31,
	2025	2024	2023
Amounts reclassified from AOCI
Cost of revenues	$(1,482)	$634	$1,400
Research and development expenses, net	(2,841)	1,217	2,983
Selling and marketing expenses	(1,359)	582	1,217
General and administrative expenses	(495)	212	967
Financial expenses	-	882	-

Total operating expenses (income), before income taxes	$(6,177)	$3,527	$6,567

Schedule of weighted-average assumptions
	Year Ended December 31,
	2025	2024	2023
Dividend yield	3.80%	1.13%	1.13%
Expected volatility	41.55%-42.02%	40.19%-48.11%	46.24%
Risk-free interest	4.03%-4.30%	3.98%-4.23%	4.57%
Expected life	3.58-3.59 years	3.59-4.86 years	3.60 years

Schedule of share-based compensation expenses
	Year Ended December 31,
	2025	2024	2023
Cost of revenues	$396	$369	$388
Research and development expenses, net	1,489	2,108	2,685
Selling and marketing expenses	2,317	2,959	4,297
General and administrative expenses	2,308	2,792	4,010
Total share-based compensation expenses	$6,510	$8,228	$11,380